CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current assets
Cash and cash equivalents	$ 135,136	$ 84,989	$ 32,262
Amounts receivable	342	476	125
Value-added taxes receivable	345	1,206	27
Prepaids	4,586	473	259
Total current assets	140,409	87,144	32,673
Non-current assets
Value-added taxes receivable	12,198	4,975	2,843
Deposits	73	72	52
Mineral property, plant, and equipment	39,009	6,380	4,758
Total non-current assets	51,280	11,427	7,653
TOTAL ASSETS	191,689	98,571	40,326
Current liabilities
Accounts payable and accrued liabilities	13,412	3,820	1,072
Lease liabilities	138	135
Total current liabilities	13,550	3,955	1,072
Non-current liabilities
Lease liabilities	172	275
Debt	28,967
Total liabilities	42,689	4,230	1,072
Shareholders' equity
Capital stock	265,939	156,277	63,587
Share-based payment reserve	8,978	8,668	4,769
Foreign currency translation reserve	8,869	4,286	1,184
Deficit	(134,786)	(74,890)	(30,286)
Total shareholders' equity	149,000	94,341	39,254
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 191,689	$ 98,571	$ 40,326